UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011 Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Stephen D. Lane
Title:		Chief Financial Officer
Phone:		415-284-8516
Signature,		Place,				and Date of Signing:
Stephen D. Lane		San Francisco, California	November 14, 2011
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		20
Form 13F Information Table Value Total:		639,750
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
                                                     VALUE     SHRS OR     SH/  PUT/  INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGERS SOLE      SHARED   NONE
ARCH CAP GROUP LTD        ORD             G0450A105  101,561   3,107,755   SH         SOLE                3,107,755
ARCH CAP GROUP LTD        ORD             G0450A905  48,010    1,469,100   SH   CALL  SOLE                1,469,100
DOMINOS PIZZA INC         COM             25754A201  22,544    827,301     SH         SOLE                827,301
EXXON MOBIL CORP          COM             30231G902  55,744    767,500     SH   CALL  SOLE                767,500
GENERAL DYNAMICS CORP     COM             369550108  8,189     143,939     SH         SOLE                143,939
GRUPO TELEVISA SA DE CV   SP ADR REP ORD  40049J206  23,556    1,280,930   SH         SOLE                1,280,930
HOME DEPOT INC            COM             437076102  7,768     236,313     SH         SOLE                236,313
HOME DEPOT INC            COM             437076902  3,353     102,000     SH   CALL  SOLE                102,000
LIBERTY MEDIA CORP NEW    INT COM SER A   53071M104  33,068    2,238,844   SH         SOLE                2,238,844
LIBERTY MEDIA CORP NEW    CAP COM SER A   53071M302  61,693    933,050     SH         SOLE                933,050
LIBERTY MEDIA CORP NEW    LIB STAR COM A  53071M708  3,964     62,365      SH         SOLE                62,365
LOWES COS INC             COM             548661107  10,303    532,741     SH         SOLE                532,741
LPL INVT HLDGS INC        COM             50213H100  55,884    2,198,408   SH         SOLE                2,198,408
MOHAWK INDS INC           COM             608190104  24,400    568,634     SH         SOLE                568,634
SCHWAB CHARLES CORP NEW   COM             808513105  16,670    1,479,162   SH         SOLE                1,479,162
SEALY CORP                COM             812139301  1,162     785,233     SH         SOLE                785,233
SEALY CORP                SR SECD 3RD 8%  812139400  29,624    625,497     SH         SOLE                625,497
THERAVANCE INC            COM             88338T104  13,622    676,356     SH         SOLE                676,356
VIASAT INC                COM             92552V100  56,346    1,691,563   SH         SOLE                1,691,563
WAL MART STORES INC       COM             931142903  62,290    1,200,200   SH   CALL  SOLE                1,200,200